T. ROWE PRICE BLUE CHIP GROWTH ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 97.7%
COMMUNICATION SERVICES 16.0%
Entertainment 2.9%
Netflix (1)	26,237	24,467
Sea, ADR (1)	37,025	4,831
		29,298
Interactive Media & Services 11.7%
Alphabet, Class A	73,037	11,294
Alphabet, Class C	365,307	57,072
Meta Platforms, Class A	85,229	49,123
		117,489
Wireless Telecommunication Services 1.4%
T-Mobile US	51,073	13,622
		13,622
Total Communication Services		160,409
CONSUMER DISCRETIONARY 16.2%
Automobiles 2.2%
Tesla (1)	86,885	22,517
		22,517
Broadline Retail 8.4%
Amazon.com (1)	445,878	84,833
		84,833
Hotels, Restaurants & Leisure 2.3%
Booking Holdings	2,134	9,831
Chipotle Mexican Grill (1)	168,076	8,439
DoorDash, Class A (1)	25,867	4,728
		22,998
Specialty Retail 3.1%
Carvana (1)	105,781	22,117
Ross Stores	33,534	4,285
TJX	38,714	4,715
		31,117
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica (1)	5,356	1,516
NIKE, Class B	1,487	95
		1,611
Total Consumer Discretionary		163,076

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 1.2%
Food Products 0.3%
Mondelez International	38,170	2,590
		2,590
Household Products 0.9%
Colgate-Palmolive	47,361	4,438
Procter & Gamble	26,690	4,548
		8,986
Total Consumer Staples		11,576
ENERGY 0.2%
Energy Equipment & Services 0.2%
Schlumberger	54,459	2,277
Total Energy		2,277
FINANCIALS 10.1%
Capital Markets 1.7%
Charles Schwab	47,814	3,743
Goldman Sachs Group	8,354	4,564
Morgan Stanley	38,125	4,448
MSCI	287	162
S&P Global	8,018	4,074
		16,991
Financial Services 6.7%
Fiserv (1)	13,548	2,992
Mastercard, Class A	50,496	27,678
Visa, Class A	106,684	37,388
		68,058
Insurance 1.7%
Chubb	38,559	11,645
Marsh & McLennan	21,761	5,310
		16,955
Total Financials		102,004
HEALTH CARE 9.1%
Health Care Equipment & Supplies 2.2%
Intuitive Surgical (1)	33,465	16,574
Stryker	15,703	5,846
		22,420
Health Care Providers & Services 1.9%
Elevance Health	6,938	3,018
Humana	1,242	329
UnitedHealth Group	29,503	15,452
		18,799

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Life Sciences Tools & Services 1.4%
Danaher	32,045	6,569
Thermo Fisher Scientific	13,760	6,847
		13,416
Pharmaceuticals 3.6%
AstraZeneca, ADR	5,138	378
Eli Lilly	43,439	35,877
Zoetis	1,674	275
		36,530
Total Health Care		91,165
INDUSTRIALS & BUSINESS SERVICES 2.7%
Aerospace & Defense 1.2%
GE Aerospace	43,161	8,639
TransDigm Group	2,276	3,148
		11,787
Commercial Services & Supplies 0.3%
Cintas	12,883	2,648
Veralto	7,279	709
		3,357
Electrical Equipment 0.3%
GE Vernova	9,114	2,782
		2,782
Ground Transportation 0.3%
Old Dominion Freight Line	16,527	2,734
		2,734
Industrial Conglomerates 0.6%
Roper Technologies	10,917	6,437
		6,437
Total Industrials & Business Services		27,097
INFORMATION TECHNOLOGY 40.6%
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity	27,492	3,885
		3,885
IT Services 0.8%
MongoDB (1)	389	68
Shopify, Class A (1)	78,856	7,522
Snowflake (1)	823	120
		7,710
Semiconductors & Semiconductor Equipment 14.5%
Advanced Micro Devices (1)	1,208	124

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
ASML Holding NV	12,147	8,049
Broadcom	121,682	20,373
Lam Research	1,508	110
Monolithic Power Systems	6,773	3,928
NVIDIA	996,249	107,973
Taiwan Semiconductor Manufacturing, ADR	26,130	4,338
Texas Instruments	8,761	1,574
		146,469
Software 15.5%
Atlassian, Class A (1)	588	125
Bill Holdings (1)	4,900	225
Confluent, Class A (1)	33,370	782
Crowdstrike Holdings, Class A (1)	9,019	3,180
Datadog, Class A (1)	11,768	1,168
Fortinet (1)	1,179	114
Intuit	11,149	6,845
Microsoft	311,213	116,826
ServiceNow (1)	24,194	19,262
Synopsys (1)	18,413	7,896
		156,423
Technology Hardware, Storage & Peripherals 9.4%
Apple	424,390	94,270
		94,270
Total Information Technology		408,757
MATERIALS 0.9%
Chemicals 0.9%
Linde	9,506	4,426
Sherwin-Williams	12,256	4,280
Total Materials		8,706
UTILITIES 0.7%
Electric Utilities 0.7%
Constellation Energy	35,393	7,136
Total Utilities		7,136

Total Miscellaneous Common Stocks 0.0% (2)		474
Total Common Stocks (Cost $834,112)		982,677
EXCHANGE-TRADED FUNDS 1.5%

Total Miscellaneous Exchange-Traded Funds 1.5% (2)		15,280
Total Exchange-Traded Funds (Cost $15,323)		15,280

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.29% (3)	3,977,438	3,977
Total Short-Term Investments (Cost $3,977)		3,977
Total Investments in Securities 99.6% of Net Assets (Cost $853,412)		$1,001,934
Other Assets Less Liabilities 0.4%		3,782
Net Assets 100.0%		$1,005,716

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Blue Chip Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF785-054Q1
03/25